Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Operating activities
Net loss	$ (16,983,511)	$ (17,070,223)
Adjustments to reconcile net loss to net cash
Depreciation	69,673	57,977
Compensation recognized under equity incentive plan	488,326	469,846
Amortization of debt issuance costs	188,686
Interest expense related to convertible note conversion	2,823
Accounts receivable	114,359	(60,566)
Prepaid expenses and other current assets	90,404	(210,106)
Accounts payable and accrued expenses	311,096	(1,071,610)
Net cash used in operating activities	(15,718,144)	(17,884,682)
Investing activities
Purchase of furniture and equipment	(113,297)	(41,037)
Net cash used in investing activities	(113,297)	(41,037)
Financing activities
Proceeds from exercise of stock options	18,968	3,000
Proceeds from issuances of convertible notes	12,542,203
Cash paid for debt issuance costs	(264,247)
Net cash provided by financing activities	12,296,924	3,000
Net increase (decrease) in cash and cash equivalents	(3,534,517)	(17,922,719)
Cash and cash equivalents at beginning of period	5,144,211	23,066,930
Cash and cash equivalents at end of period	1,609,694	5,144,211
Non-cash financing activities
Accretion of preferred stock to redemption value	4,152,801	348,436
Extinguishment of preferred stock	(224,224)
ZETA ACQUISITION CORP. II [Member]
Operating activities
Net loss	(39,434)	(31,440)
Adjustments to reconcile net loss to net cash
Used in operating activities:	0	0
Increase in accounts payable	600	1,272
Increase in accrued interest	9,942	8,434
Increase in accrued expenses	4,375
Net cash used in operating activities	(24,517)	(21,734)
Financing activities
Proceeds from notes payable, stockholders	10,000	35,000
Net cash provided by financing activities	10,000	35,000
Net increase (decrease) in cash and cash equivalents	(14,517)	13,266
Cash and cash equivalents at beginning of period	18,529	5,263
Cash and cash equivalents at end of period	$ 4,012	$ 18,529